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[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

FEBRUARY 28, 2003
(UNAUDITED)

- CREDIT SUISSE
  SELECT EQUITY FUND

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

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THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR
REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF FEBRUARY 28, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

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CREDIT SUISSE SELECT EQUITY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
February 28, 2003

                                                                  March 25, 2003

Dear Shareholder:

   For the six months ended February 28, 2003, the Common Class Shares of Credit Suisse Select Equity Fund(1) (the "Fund") had a loss of 7.68%, vs. a decline of 7.29% for the S&P 500 Index(2). The Fund's Class A, Class B and Class C Shares(3) had losses of 7.63%, 8.03%, and 7.95%, respectively for the period.

   Equity markets continued to struggle, beset by ongoing softness in corporate profit growth and by heightened geopolitical tensions. The threat of war with Iraq in particular often weighed on stocks by raising risk thresholds.

   The Fund had a loss for the period, hurt by the broad decline in share prices. Factors that hindered the Fund's performance included its underweighting in the telecommunications and technology sectors, which had relatively good results due to a speculative fourth-quarter rally after a prolonged slump.
On the positive side, stocks that aided the Fund included its consumer-related holdings.

   Looking ahead, our view is that 2003 will likely be a year of benign economic growth with a modest upturn in corporate earnings. But until companies see significantly improved revenue growth, and are able to de-lever their balance sheets, we expect to face continued volatility and limited investor confidence.

   With this as a backdrop, we will continue to attempt to add value by seeking stock specific opportunities. On a highly selective basis, we currently think the best opportunities exist in the industrial and energy areas, which in our view offer the potential for further improvements in economic profit trends. We also favor certain consumer staples companies that we think should benefit from restructuring activity.

   We ended the period with an overweight in medical device companies, which feature what we consider to be compelling revenue growth given favorable demographics and pricing power. Elsewhere within health care, we have increased the Fund's exposure to pharmaceutical companies that are finding profitable opportunities for reinvestment. Our outlook for drug stocks improved in November after the Republican Party gained control of Congress; we believe that Congress is now more likely to deliver an inevitable prescription drug plan that would be far less injurious to the industry.

   Our concern about deteriorating consumer and corporate credit has prompted an underweight in financial services companies (particularly in the

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sub-prime area), though we have invested meaningfully in industry-leading insurance companies with pricing power and limited credit exposure. We are also underweight in information technology, given the remote likelihood of a near-term surge in business spending. We will reconsider this position if we see more compelling valuations. Our other noteworthy underweights at present are the telecommunications and utilities areas. The former continues to contend with overcapacity issues and an uncertain regulatory direction, and the latter with regulation and stretched valuations.

   To summarize, we believe that an investment approach based on fundamental, stock-specific research will prove critical in these uncertain times. As always, we will continue to seek to identify companies with improving economic trends, in the belief that such companies should reward patient investors.

Credit Suisse Asset Management, LLC

D. Susan Everly                         Sheryl M. Hempel
Co-Portfolio Manager                    Co-Portfolio Manager

Margaret D. Miller                      Sarah J. Dyer
Co-Portfolio Manager                    Co-Portfolio Manager

   THE FUND IS PERMITTED TO INVEST A GREATER PROPORTION OF ITS ASSETS IN THE SECURITIES OF A SMALLER NUMBER OF ISSUERS. AS A RESULT, THE FUND MAY BE SUBJECT TO GREATER VOLATILITY WITH RESPECT TO ITS RESPECTIVE PORTFOLIO SECURITIES THAN A FUND THAT IS DIVERSIFIED.

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                AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2003(1)

                                                            SINCE      INCEPTION
                                     1 YEAR    3 YEARS    INCEPTION       DATE
                                    --------   --------   ---------    ---------
Common Class                        (23.05%)   (13.25%)     (1.56%)     10/30/98
Class A Without Sales Charge        (23.00%)       --      (20.44%)      7/31/01
Class A With Maximum Sales Charge   (27.42%)       --      (23.38%)      7/31/01
Class B Without CDSC                (23.61%)       --      (21.09%)      7/31/01
Class B With CDSC                   (26.66%)       --      (22.59%)      7/31/01
Class C Without CDSC                (23.70%)       --      (21.19%)      7/31/01
Class C With CDSC                   (24.47%)       --      (21.19%)      7/31/01

                AVERAGE ANNUAL RETURNS AS OF March 31, 2003(1)

                                                            SINCE      INCEPTION
                                     1 YEAR    3 YEARS    INCEPTION       DATE
                                    --------   --------   ---------    ---------
Common Class                        (24.51%)   (15.29%)     (1.24%)     10/30/98
Class A Without Sales Charge        (24.46%)       --      (18.88%)      7/31/01
Class A With Maximum Sales Charge   (28.82%)       --      (21.72%)      7/31/01
Class B Without CDSC                (25.06%)       --      (19.49%)      7/31/01
Class B With CDSC                   (28.05%)       --      (20.95%)      7/31/01
Class C Without CDSC                (25.17%)       --      (19.64%)      7/31/01
Class C With CDSC                   (25.92%)       --      (19.64%)      7/31/01

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

(3) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%) was -12.93%. Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge of 4%) was -11.71%. Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge of 1%) was -8.88%.

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CREDIT SUISSE SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2003 (Unaudited)

                                                                          NUMBER OF
                                                                            SHARES       VALUE
                                                                          ---------   ------------
COMMON STOCKS (95.3%)
AEROSPACE & DEFENSE (4.7%)
    Boeing Co.                                                                2,500   $     68,900
    Lockheed Martin Corp.                                                     3,200        146,304
    United Technologies Corp.                                                 2,700        158,166
                                                                                      ------------
                                                                                           373,370
                                                                                      ------------
BANKS (2.5%)
    Bank of America Corp.                                                     1,700        117,708
    Wells Fargo & Co.                                                         1,800         81,630
                                                                                      ------------
                                                                                           199,338
                                                                                      ------------
BEVERAGES (5.6%)
    Coca-Cola Co.                                                             4,648        186,943
    PepsiCo, Inc.                                                             6,906        264,638
                                                                                      ------------
                                                                                           451,581
                                                                                      ------------
CHEMICALS (3.7%)
    Du Pont (E.I.) de Nemours & Co.                                           8,000        293,360
                                                                                      ------------
COMMERCIAL SERVICES & SUPPLIES (6.0%)
    Avery Dennison Corp.                                                      2,100        120,540
    Cendant Corp.*                                                           29,100        358,221
                                                                                      ------------
                                                                                           478,761
                                                                                      ------------
COMMUNICATIONS EQUIPMENT (2.6%)
    Cisco Systems, Inc.*                                                      5,100         71,298
    Motorola, Inc.                                                           16,436        138,391
                                                                                      ------------
                                                                                           209,689
                                                                                      ------------
COMPUTERS & PERIPHERALS (2.0%)
    Dell Computer Corp.*                                                      5,800        156,368
                                                                                      ------------
DIVERSIFIED FINANCIALS (6.9%)
    Citigroup, Inc.                                                           3,371        112,389
    Freddie Mac                                                               2,781        151,982
    Lehman Brothers Holdings, Inc.                                            1,762         97,562
    SPDR Trust Series 1                                                       1,400        118,860
    The Goldman Sachs Group, Inc.                                             1,090         75,700
                                                                                      ------------
                                                                                           556,493
                                                                                      ------------
ELECTRICAL EQUIPMENT (2.7%)
    Emerson Electric Co.                                                      4,632        218,028
                                                                                      ------------
ENERGY EQUIPMENT & SERVICES (1.9%)
    Transocean, Inc.*                                                         6,800        154,360
                                                                                      ------------
HEALTHCARE EQUIPMENT & SUPPLIES (7.4%)
    Biomet, Inc.                                                              8,800        266,024
    Medtronic, Inc.                                                           7,300        326,310
                                                                                      ------------
                                                                                           592,334
                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

                                                                          NUMBER OF
                                                                            SHARES       VALUE
                                                                          ---------   ------------
COMMON STOCKS (CONTINUED)
INSURANCE (5.7%)
    AFLAC, Inc.                                                               6,800   $    212,500
    American International Group, Inc.                                        5,014        247,140
                                                                                      ------------
                                                                                           459,640
                                                                                      ------------
MACHINERY (3.0%)
    Illinois Tool Works, Inc.                                                 4,100        244,237
                                                                                      ------------
MEDIA (4.7%)
    Clear Channel Communications, Inc.*                                       5,100        186,201
    Viacom, Inc. Class B*                                                     5,100        189,363
                                                                                      ------------
                                                                                           375,564
                                                                                      ------------
METALS & MINING (1.0%)
    Alcoa, Inc.                                                               3,871         79,356
                                                                                      ------------
MULTILINE RETAIL (1.9%)
    Wal-Mart Stores, Inc.                                                     3,241        155,762
                                                                                      ------------
OIL & GAS (6.9%)
    Burlington Resources, Inc.                                                2,600        120,510
    ConocoPhillips                                                            4,162        211,013
    Exxon Mobil Corp.                                                         6,400        217,728
                                                                                      ------------
                                                                                           549,251
                                                                                      ------------
PAPER & FOREST PRODUCTS (1.1%)
    International Paper Co.                                                   2,500         87,575
                                                                                      ------------
PERSONAL PRODUCTS (6.2%)
    Estee Lauder Companies, Inc. Class A                                      5,000        140,250
    Gillette Co.                                                             11,740        354,431
                                                                                      ------------
                                                                                           494,681
                                                                                      ------------
PHARMACEUTICALS (7.7%)
    Abbott Laboratories                                                       3,100        110,422
    Eli Lilly and Co.                                                         2,400        135,744
    Pfizer, Inc.                                                             12,500        372,750
                                                                                      ------------
                                                                                           618,916
                                                                                      ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.3%)
    Intel Corp.                                                              10,500        181,125
                                                                                      ------------
SOFTWARE (5.4%)
    Electronic Arts, Inc.*                                                      900         47,520
    Microsoft Corp.                                                          14,600        346,020
    VERITAS Software Corp.*                                                   2,300         39,169
                                                                                      ------------
                                                                                           432,709
                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

                                                                          NUMBER OF
                                                                            SHARES       VALUE
                                                                          ---------   ------------
COMMON STOCKS (CONCLUDED)
SPECIALTY RETAIL (3.4%)
    The Gap, Inc.                                                             9,000   $    117,360
    Staples, Inc.*                                                            9,000        155,790
                                                                                      ------------
                                                                                           273,150
                                                                                      ------------

TOTAL COMMON STOCKS (Cost $7,748,122)                                                    7,635,648
                                                                                      ------------
                                                                             PAR
                                                                            (000)
                                                                            -----
SHORT-TERM INVESTMENT (4.1%)
    State Street Bank and Trust Co. Euro Time Deposit, 1.188%, 3/03/03
    (Cost  $324,000)                                                      $     324        324,000
                                                                                      ------------

TOTAL INVESTMENTS AT VALUE (99.4%) (Cost  $8,072,122)                                    7,959,648

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)                                                51,893
                                                                                      ------------

NET ASSETS (100.0%)                                                                   $  8,011,541
                                                                                      ============

----------
* Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2003 (Unaudited)

ASSETS
    Investments at value (Cost $8,072,122) (Note 1)                                   $  7,959,648
    Cash                                                                                       973
    Receivable for fund shares sold                                                         46,293
    Receivable for investments sold                                                         35,118
    Dividend and interest receivable                                                        15,953
    Receivable from investment adviser (Note 2)                                             14,502
    Prepaid expenses and other assets                                                       29,826
                                                                                      ------------
      Total Assets                                                                       8,102,313
                                                                                      ------------

LIABILITIES
    Administrative services fee payable (Note 2)                                             1,121
    Payable for fund shares redeemed                                                        30,470
    Directors' fee payable                                                                   2,207
    Distribution fee payable (Note 2)                                                        2,142
    Other accrued expenses payable                                                          54,832
                                                                                      ------------
      Total Liabilities                                                                     90,772
                                                                                      ------------

NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                   816
    Paid-in capital                                                                     17,807,783
    Undistributed net investment income                                                      1,295
    Accumulated net realized loss on investments                                        (9,685,879)
    Net unrealized depreciation from investments                                          (112,474)
                                                                                      ------------
      Net Assets                                                                      $  8,011,541
                                                                                      ============

COMMON SHARES
    Net assets                                                                        $  5,798,623
    Shares outstanding                                                                     589,951
                                                                                      ------------
    Net asset value, offering price, and redemption price per share                   $       9.83
                                                                                      ============

A SHARES
    Net assets                                                                        $  1,110,142
    Shares outstanding                                                                     112,697
                                                                                      ------------
    Net asset value and redemption price per share                                    $       9.85
                                                                                      ============
    Maximum offering price per share (net asset value/(1-5.75%))                      $      10.45
                                                                                      ============
B SHARES
    Net assets                                                                        $    779,598
    Shares outstanding                                                                      80,012
                                                                                      ------------
    Net asset value and offering price per share                                      $       9.74
                                                                                      ============
C SHARES
    Net assets                                                                        $    323,178
    Shares outstanding                                                                      33,259
                                                                                      ------------
    Net asset value and offering price per share                                      $       9.72
                                                                                      ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2003 (Unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                         $     54,214
    Interest                                                                                 1,972
                                                                                      ------------
      Total investment income                                                               56,186
                                                                                      ------------

EXPENSES
    Investment advisory fees (Note 2)                                                       33,532
    Administrative services fees (Note 2)                                                    5,935
    Distribution fees (Note 2)                                                              12,941
    Registration fees                                                                       34,347
    Printing fees (Note 2)                                                                  33,589
    Transfer agent fees (Note 2)                                                            21,379
    Legal fees                                                                              19,109
    Custodian fees                                                                          13,855
    Audit fees                                                                               7,650
    Directors' fees                                                                          6,017
    Insurance expense                                                                        1,798
    Interest expense                                                                           898
    Miscellaneous expense                                                                    1,102
                                                                                      ------------
      Total expenses                                                                       192,152
    Less: fees waived and expenses reimbursed (Note 2)                                    (137,266)
                                                                                      ------------
      Net expenses                                                                          54,886
                                                                                      ------------
        Net investment income                                                                1,300
                                                                                      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized loss from investments                                                  (1,817,487)
    Net change in unrealized appreciation (depreciation) from investments                  918,557
                                                                                      ------------
    Net realized and unrealized loss from investments                                     (898,930)
                                                                                      ------------
    Net decrease in net assets resulting from operations                              $   (897,630)
                                                                                      ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX MONTHS
                                                                                    ENDED          FOR THE YEAR
                                                                              FEBRUARY 28, 2003       ENDED
                                                                                 (UNAUDITED)     AUGUST 31, 2002
                                                                             ------------------  ---------------
FROM OPERATIONS
  Net investment income                                                         $      1,300      $     31,327
  Net realized loss from investments                                              (1,817,487)       (3,325,266)
  Net change in unrealized appreciation (depreciation) from investments              918,557           (44,108)
                                                                                ------------      ------------
   Net decrease in net assets resulting from operations                             (897,630)       (3,338,047)
                                                                                ------------      ------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
   Common Class Shares                                                                (7,947)           (7,183)
   Institutional Class Shares                                                             --           (15,296)
   Class A Shares                                                                       (478)             (428)
  Distributions from net realized gains
   Common Class Shares                                                                    --            (9,471)
   Institutional Class Shares                                                             --           (11,113)
   Class A Shares                                                                         --              (564)
   Class B Shares                                                                         --              (222)
   Class C Shares                                                                         --              (225)
                                                                                ------------      ------------
   Net decrease in net assets from dividends and distributions                        (8,425)          (44,502)
                                                                                ------------      ------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                     5,427,781         8,147,181
  Reinvestment of dividends and distributions                                          7,117            43,919
  Net asset value of shares redeemed                                              (8,484,035)       (8,617,828)
                                                                                ------------      ------------
   Net decrease in net assets from capital share transactions                     (3,049,137)         (426,728)
                                                                                ------------      ------------
  Net decrease in net assets                                                      (3,955,192)       (3,809,277)
                                                                                ------------      ------------

NET ASSETS
  Beginning of period                                                             11,966,733        15,776,010
                                                                                ------------      ------------
  End of period                                                                 $  8,011,541      $ 11,966,733
                                                                                ============      ============
UNDISTRIBUTED NET INVESTMENT INCOME                                             $      1,295      $      8,420
                                                                                ============      ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                               FOR THE SIX MONTHS
                                                     ENDED                     FOR THE YEAR ENDED AUGUST 31,
                                               FEBRUARY 28, 2003   -------------------------------------------------------
                                                   (UNAUDITED)        2002           2001           2000          1999(1)
                                               ------------------  ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period             $    10.66      $    13.39     $    19.13     $    20.11     $    15.95
                                                   ----------      ----------     ----------     ----------     ----------

INVESTMENT OPERATIONS
  Net investment income                                  0.01(2)         0.01(2)        0.02           0.03(2)        0.02
  Net gain (loss) on investments
    (both realized and unrealized)                      (0.83)          (2.71)         (4.48)          4.76           4.16
                                                   ----------      ----------     ----------     ----------     ----------
      Total from investment operations                  (0.82)          (2.70)         (4.46)          4.79           4.18
                                                   ----------      ----------     ----------     ----------     ----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  (0.01)          (0.01)         (0.03)         (0.07)         (0.02)
  Distributions from net realized gains                    --           (0.02)         (1.25)         (5.70)            --
                                                   ----------      ----------     ----------     ----------     ----------
      Total dividends and distributions                 (0.01)          (0.03)         (1.28)         (5.77)         (0.02)
                                                   ----------      ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                     $     9.83      $    10.66     $    13.39     $    19.13     $    20.11
                                                   ==========      ==========     ==========     ==========     ==========
      Total return(3)                                   (7.68)%        (20.21)%       (24.68)%        33.42%         26.19%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)         $    5,799      $    4,545     $    7,696     $    2,758     $       95
    Ratio of expenses to average net assets(4)           1.19%(5)        1.19%          1.22%          1.29%          1.29%(5)
    Ratio of net investment income to average
      net assets                                         0.20%(5)        0.12%          0.09%          0.18%          0.17%(5)
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements       3.15%(5)        2.24%          1.98%          1.83%          0.45%(5)
  Portfolio turnover rate                                  81%            122%           141%           235%           209%

----------
(1)  For the period October 30, 1998 (inception date) through August 31, 1999.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                                FOR THE YEAR
                                                     FOR THE SIX MONTHS            ENDED
                                                           ENDED                 AUGUST 31,
                                                     FEBRUARY 28, 2003    -------------------------
                                                        (UNAUDITED)         2002          2001(1)
                                                    -------------------   ---------     -----------
PER SHARE DATA
  Net asset value, beginning of period                  $  10.67           $  13.39       $  14.19
                                                        --------           --------       --------

INVESTMENT OPERATIONS
  Net investment income                                     0.01(2)            0.01(2)        0.01
  Net loss on investments
    (both realized and unrealized)                         (0.82)             (2.70)         (0.81)
                                                        --------           --------       --------
      Total from investment operations                     (0.81)             (2.69)         (0.80)
                                                        --------           --------       --------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                     (0.01)             (0.01)            --
  Distributions from net realized gains                       --              (0.02)            --
                                                        --------           --------       --------
      Total dividends and distributions                    (0.01)             (0.03)            --
                                                        --------           --------       --------
NET ASSET VALUE, END OF PERIOD                          $   9.85           $  10.67       $  13.39
                                                        ========           ========       ========
      Total return(3)                                      (7.63)%           (20.13)%        (5.64)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $  1,110           $    566       $     64
    Ratio of expenses to average net assets(4)              1.19%(5)           1.19%          1.19%(5)
    Ratio of net investment income to average
      net assets                                            0.23%(5)           0.09%          0.77%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                  3.18%(5)           2.30%          6.44%(5)
  Portfolio turnover rate                                     81%               122%           141%

----------
(1)  For the period July 31, 2001 (inception date) through August 31, 2001.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                                        FOR THE YEAR
                                                            FOR THE SIX MONTHS             ENDED
                                                                  ENDED                  AUGUST 31,
                                                            FEBRUARY 28, 2003    -------------------------
                                                               (UNAUDITED)         2002          2001(1)
                                                            ------------------   ---------     -----------
PER SHARE DATA
  Net asset value, beginning of period                         $  10.59           $  13.38       $  14.19
                                                               --------           --------       --------

INVESTMENT OPERATIONS
  Net investment loss                                             (0.03)(2)          (0.06)(2)         --(3)
  Net loss on investments
    (both realized and unrealized)                                (0.82)             (2.71)         (0.81)
                                                               --------           --------       --------
      Total from investment operations                            (0.85)             (2.77)         (0.81)
                                                               --------           --------       --------

LESS DISTRIBUTIONS
  Distributions from net realized gains                              --              (0.02)            --
                                                               --------           --------       --------
NET ASSET VALUE, END OF PERIOD                                 $   9.74           $  10.59       $  13.38
                                                               ========           ========       ========
      Total return(4)                                             (8.03)%           (20.75)%        (5.71)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $    780           $    518       $      1
    Ratio of expenses to average net assets(5)                     1.94%(6)           1.94%          1.94%(6)
    Ratio of net investment loss to average net assets            (0.56)%(6)         (0.67)%        (0.31)%(6)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                         3.17%(6)           2.25%          6.47%(6)
  Portfolio turnover rate                                            81%               122%           141%

----------
(1)  For the period July 31, 2001 (inception date) through August 31, 2001.

(2) Per share information is calculated using the average share outstanding method.

(3)  This amount represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                                     FOR THE YEAR
                                                          FOR THE SIX MONTHS            ENDED
                                                                ENDED                 AUGUST 31,
                                                          FEBRUARY 28, 2003    -------------------------
                                                             (UNAUDITED)         2002          2001(1)
                                                          ------------------   ---------     -----------
PER SHARE DATA
  Net asset value, beginning of period                       $  10.56           $  13.39       $  14.19
                                                             --------           --------       --------

INVESTMENT OPERATIONS
  Net investment loss                                           (0.03)(2)          (0.06)(2)         --(3)
  Net loss on investments
    (both realized and unrealized)                              (0.81)             (2.75)         (0.80)
                                                             --------           --------       --------
      Total from investment operations                          (0.84)             (2.81)         (0.80)
                                                             --------           --------       --------

LESS DISTRIBUTIONS
  Distributions from net realized gains                            --              (0.02)            --
                                                             --------           --------       --------
NET ASSET VALUE, END OF PERIOD                               $   9.72           $  10.56       $  13.39
                                                             ========           ========       ========
      Total return(4)                                           (7.95)%           (21.03)%        (5.64)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                   $    323           $    271       $    102
    Ratio of expenses to average net assets(5)                   1.94%(6)           1.94%          1.94%(6)
    Ratio of net investment loss to average net assets          (0.57)%(6)         (0.65)%        (0.25)%(6)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                       3.17%(6)           2.25%          6.43%(6)
  Portfolio turnover rate                                          81%               122%           141%

----------
(1)  For the period July 31, 2001 (inception date) through August 31, 2001.

(2) Per share information is calculated using the average share outstanding method.

(3)  This amount represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Select Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks long-term capital appreciation. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

   The Fund is authorized to offer six classes of shares: Common Class, Advisor Class, Institutional Class, Class A, Class B and Class C, although only Common Class, Institutional Class, Class A, Class B and Class C shares are currently offered. Effective December 12, 2001 the Fund closed the Common Class shares to new investors. Effective October 24, 2002, Institutional Class shares ceased operations. Common Class shares of the Fund bear expenses paid pursuant to a distribution agreement at an annual rate of .25% of the average daily net assets of the Fund's outstanding Common Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net assets of the Fund's Class A shares. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a plan of distribution at an annual rate of 1.00% of the average daily net assets of the Fund's Class B shares. Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a plan of distribution at an annual rate of 1.00% of the average daily net assets of the Fund's Class C shares. In addition, the Common Class, Class A, Class B and Class C shares bear co-administration fees.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. The Fund's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, equity investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuation provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities on loan at February 28, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of ..75% of the Fund's average daily net assets. For the six months ended February 28, 2003, investment advisory fees earned and voluntarily waived, and expenses reimbursed were as follows:

       GROSS                                     NET                EXPENSES
    ADVISORY FEE            WAIVER           ADVISORY FEE        REIMBURSEMENTS
    ------------            ------           ------------        --------------
     $ 33,532           $ (33,532)               $ --             $ (103,734)

   During the period covered by this report, management determined that the Fund's advisory contract had lapsed due to an administrative error. CSAM has taken all necessary steps to remedy this error, including obtaining Board and shareholder approval of retention or payment of fees paid or payable to CSAM during the period the contract had lapsed and of a new contract on the same terms as in the lapsed contract.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee for Common Class shares calculated at an annual rate of .05% of the first $125 million in average daily net assets and .10% of the average daily net assets over $125 million. For Class A, Class B and Class C shares, CSAMSI receives a fee calculated at an annual rate of .10% of the average daily net assets of each class. For the six months ended February 28, 2003, co-administrative services fees earned by CSAMSI were as follows:

           CLASS                               CO-ADMINISTRATIVE SERVICES FEE
           -----                               ------------------------------
           Common Class                                  $ 1,411
           Class A                                           389
           Class B                                           338
           Class C                                           154
                                                         -------
                                                         $ 2,292

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

           AVERAGE DAILY NET ASSETS                   ANNUAL RATE
           ------------------------                   -----------
           First $5 billion                 .050% of average daily net assets
           Next $5 billion                  .035% of average daily net assets
           Over $10 billion                 .020% of average daily net assets

   For the six months ended February 28, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $3,643.

   In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor to the Fund. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Common Class and Class A shares. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended February 28, 2003, distribution fees earned by CSAMSI were as follows:

           CLASS                                      DISTRIBUTION FEE
           -----                                      ----------------
           Common Class                                  $  7,056
           Class A                                            972
           Class B                                          3,376
           Class C                                          1,537
                                                         --------
                                                         $ 12,941

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended February 28, 2003, the Fund reimbursed CSAM $6,330 which is included in the Fund's transfer agent expense.

   For the six months ended February 28, 2003, CSAMSI and its affiliates advised the Fund that they retained $27,390 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended February 28, 2003, Merrill was paid $12,525 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At February 28, 2003, the Fund had no loans outstanding under the Credit Facility. During the six months ended February 28, 2003, the Fund had borrowings under the Credit Facility as follows:

     AVERAGE DAILY              WEIGHTED AVERAGE              MAXIMUM DAILY
     LOAN BALANCE                INTEREST RATE%              LOAN OUTSTANDING
     -------------              ----------------             ----------------
      $ 1,744,625                   2.226%                       $ 2,678,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended February 28, 2003, purchases and sales of investment securities (excluding short-term investments) were $6,997,337 and $10,193,076, respectively.

   At February 28, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $8,072,122, $248,752, ($361,226) and ($112,474), respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each class were as follows:

                                                        COMMON CLASS
                                   -------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                   FEBRUARY 28, 2003 (UNAUDITED)       AUGUST 31, 2002
                                   -------------------------------------------------------
                                     SHARES         VALUE          SHARES        VALUE
                                   ----------    -----------      --------    ------------
Shares sold                           417,682    $ 4,273,693        85,746    $  1,082,329
Shares issued in reinvestment
  of dividends and distributions          626          6,671         1,174          16,076
Shares redeemed                      (254,761)    (2,613,076)     (235,386)     (2,999,800)
                                   ----------    -----------      --------    ------------
Net increase (decrease)               163,547    $ 1,667,288      (148,466)   $ (1,901,395)
                                   ==========    ===========      ========    ============


                                                   INSTITUTIONAL CLASS
                                 ---------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                                 FEBRUARY 28, 2003(1) (UNAUDITED)    AUGUST 31, 2002
                                 ---------------------------------------------------------
                                     SHARES         VALUE          SHARES        VALUE
                                 ------------    -----------      --------    ------------
Shares sold                                --    $        --       375,867    $  5,037,733
Shares issued in reinvestment
  of distributions                         --             --         1,914          26,409
Shares redeemed                      (563,589)    (5,729,876)     (400,481)     (5,137,634)
                                 ------------    -----------      --------    ------------
Net decrease                         (563,589)   $(5,729,876)      (22,700)   $    (73,492)
                                 ============    ===========      ========    ============

                                                           CLASS A
                                   -------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                   FEBRUARY 28, 2003 (UNAUDITED)       AUGUST 31, 2002
                                   -------------------------------------------------------
                                     SHARES        VALUE           SHARES        VALUE
                                   ----------    -----------      --------    ------------
Shares sold                            61,516    $   627,620        59,162    $    743,751
Shares issued in reinvestment
  of dividends and distributions           42            446            72             989
Shares redeemed                        (1,867)       (19,053)      (11,041)       (124,324)
                                   ----------    -----------      --------    ------------
Net increase                           59,691    $   609,013        48,193    $    620,416
                                   ==========    ===========      ========    ============

                                                           CLASS B
                                   -------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                   FEBRUARY 28, 2003 (UNAUDITED)       AUGUST 31, 2002
                                   -------------------------------------------------------
                                     SHARES        VALUE           SHARES        VALUE
                                   ----------    -----------      --------    ------------
Shares sold                            40,275    $   416,966        64,478    $    841,625
Shares issued in reinvestment
  of distributions                         --             --            16             221
Shares redeemed                        (9,161)       (92,045)      (15,677)       (165,046)
                                   ----------    -----------      --------    ------------
Net increase                           31,114    $   324,921        48,817    $    676,800
                                   ==========    ===========      ========    ============

                                                           CLASS C
                                   -------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                   FEBRUARY 28, 2003 (UNAUDITED)       AUGUST 31, 2002
                                   -------------------------------------------------------
                                     SHARES        VALUE           SHARES        VALUE
                                   ----------    -----------      --------    ------------
Shares sold                            10,631    $   109,502        33,878    $    441,743
Shares issued in reinvestment
  of distributions                         --             --            16             224
Shares redeemed                        (3,054)       (29,985)      (15,825)       (191,024)
                                   ----------    -----------      --------    ------------
Net increase                            7,577    $    79,517        18,069    $    250,943
                                   ==========    ===========      ========    ============

----------
(1) Effective October 24, 2002, the Institutional Class shares ceased operations.

   On February 28, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                    NUMBER OF       APPROXIMATE PERCENTAGE
                                  SHAREHOLDERS       OF OUTSTANDING SHARES
                                  ------------      ----------------------
           Common Class                 2                       44%
           Class A                      6                       41%
           Class B                      6                       51%
           Class C                      5                       52%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

CREDIT SUISSE SELECT EQUITY FUND
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MARCH 29, 2002.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPFOC-3-0203